As filed with the Securities and Exchange Commission on November 19, 2020
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 5	☒

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 17, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of ETF Opportunities Trust: Real Asset Strategies ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 17, 2020 as the new effective date for Post-Effective Amendment No. 1 to the Registration Statement filed on August 21, 2020 for the Real Asset Strategies ETF. This Post-Effective Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement.

OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust of ETF Opportunities Trust (“Registrant”) is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(a)(2)	Agreement and Declaration of Trust is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(b)	By-Laws of the Registrant is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(c)	Articles IV, VII and VIII of the Declaration of Trust, Exhibit 28(a) above, define the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)(1)	Advisory Agreement between the Registrant and Ridgeline Research LLC, on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(d)(2)	Form of Sub-Advisory Agreement between Vident Advisory, LLC and Ridgeline Research LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(d)(3)	Advisory Agreement between the Registrant and Real Asset Strategies, LLC on behalf of the Real Asset Strategies ETF (To Be Filed by Amendment).

(d)(4)	Sub-Advisory Agreement between Enduring Investments, LLC and Real Asset Strategies, LLC on behalf of the Real Asset Strategies ETF (To Be Filed by Amendment).

(e)(1)	Distribution Agreement between the Registrant and Foreside Funds Services, LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(e)(2)	Amended Schedule to the Distribution Agreement between the Registrant and Foreside Funds Services, LLC on behalf of the Real Asset Strategies ETF (To Be Filed by Amendment).

(e)(3)	Form of Authorized Participant Agreement with Foreside Fund Services, LLC on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(e)(4)	Amended Schedule to the Authorized Participant Agreement with Foreside Fund Services, LLC on behalf of the Real Asset Strategies ETF (To Be Filed by Amendment).

(f)	Not applicable.

(g)(1)	Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(g)(2)	Amended Schedule to the Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A. on behalf of the Real Asset Strategies ETF (To Be Filed by Amendment).

(h)(1)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the American Conservative Values ETF and American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(h)(2)	Amended Schedule to the Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Real Asset Strategies ETF (To Be Filed by Amendment).

(h)(3)	Form of Services Agreement (Transfer Agent and Fund Accounting services) between the Registrant, Citi Funds Services Ohio, Inc. and Citibank, N.A. on behalf of the American Conservative Values ETF and the American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(h)(4)	Amended Schedule to the Services Agreement (Transfer Agent and Fund Account services) between the Registrant, Citi Funds Services Ohio, Inc. and Citibank, N.A. on behalf of the Real Asset Strategies ETF (To Be Filed by Amendment).

(i)(1)	Opinion and Consent of Practus, LLP regarding the legality of securities registered with respect to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(i)(2)	Opinion and Consent of Counsel regarding the legality of securities registered with respect to the Real Asset Strategies ETF (To Be Filed by Amendment).

(j)(1)	Consent of Independent Registered Public Accounting Firm on behalf to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF funds is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 2 on Form N-1A/A filed on July 27, 2020.

(j)(2)	Consent of Independent Registered Public Accounting Firm on behalf to the Real Asset Strategies ETF. Not applicable.

(k)	Not applicable.

(l)	Initial Capital Agreement is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(m)(1)	Plan of Distribution Pursuant to Rule 12b-1. Not Applicable.

(n)(1)	Plan Pursuant to Rule 18f-3 under the 1940 Act. Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(p)(2)	Code of Ethics for Ridgeline Research, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

(p)(3)	Code of Ethics for Vident Investment Advisory, LLC is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 2 on Form N-1A/A filed on July 27, 2020.

(p)(4)	Code of Ethics for Real Asset Strategies, LLC (To Be Filed by Amendment)

(p)(5)	Code of Ethics for Enduring Investment, LLC (To Be Filed by Amendment)

(q)	Power of Attorney for Mary Lou H. Ivey, David J. Urban, Theo H. Pitt, Jr. and Kevin Farragher is herein incorporated by reference from the Registrant’s Pre-Effective Amendment No 1 on Form N-1A/A filed on June 15, 2020.

Item 29. Persons Controlled By or Under Common Control With Registrant

Not Applicable.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

The description of the Investment Adviser is found under the caption “Management,” “The Investment Adviser” in the Prospectus and under the caption “Investment Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Investment Adviser may provide investment advisory services to persons or entities other than the Registrant.

Item 32. Distributor

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	AGF Investments Trust (f/k/a FQF Trust)
5.	AlphaCentric Prime Meridian Income Fund
6.	American Century ETF Trust
7.	American Customer Satisfaction ETF, Series of ETF Series Solutions
8.	Amplify ETF Trust
9.	ARK ETF Trust
10.	Bluestone Community Development Fund (f/k/a The 504 Fund)
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Brand Value ETF, Series of ETF Series Solutions
13.	Bridgeway Funds, Inc.
14.	Brinker Capital Destinations Trust
15.	Calamos Convertible and High Income Fund
16.	Calamos Convertible Opportunities and Income Fund
17.	Calamos Global Total Return Fund
18.	Carlyle Tactical Private Credit Fund
19.	Center Coast Brookfield MLP & Energy Infrastructure Fund
20.	Cliffwater Corporate Lending Fund
21.	CornerCap Group of Funds
22.	Davis Fundamental ETF Trust
23.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
24.	Defiance Next Gen Food & Agriculture ETF, Series of ETF Series Solutions
25.	Defiance Quantum ETF, Series of ETF Series Solutions
26.	Direxion Shares ETF Trust
27.	Eaton Vance NextShares Trust

28.	Eaton Vance NextShares Trust II
29.	EIP Investment Trust
30.	Ellington Income Opportunities Fund
31.	EntrepreneurShares Series Trust
32.	Evanston Alternative Opportunities Fund
33.	EventShares U.S. Legislative Opportunities ETF, Series of Listed Funds Trust
34.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
35.	Fiera Capital Series Trust
36.	FlexShares Trust
37.	Forum Funds
38.	Forum Funds II
39.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
40.	GraniteShares ETF Trust
41.	Guinness Atkinson Funds
42.	Infinity Core Alternative Fund
43.	Innovator ETFs Trust
44.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
45.	Ironwood Institutional Multi-Strategy Fund LLC
46.	Ironwood Multi-Strategy Fund LLC
47.	IVA Fiduciary Trust
48.	John Hancock Exchange-Traded Fund Trust
49.	Manor Investment Funds
50.	Miller/Howard Funds Trust
51.	Miller/Howard High Income Equity Fund
52.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
53.	Morningstar Funds Trust
54.	OSI ETF Trust
55.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
56.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
57.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
58.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
59.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
60.	Pacific Global ETF Trust
61.	Palmer Square Opportunistic Income Fund
62.	Partners Group Private Income Opportunities, LLC
63.	PENN Capital Funds Trust
64.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
65.	Plan Investment Fund, Inc.
66.	PMC Funds, Series of Trust for Professional Managers
67.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
68.	Quaker Investment Trust
69.	Renaissance Capital Greenwich Funds
70.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
71.	RMB Investors Trust (f/k/a Burnham Investors Trust)
72.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
73.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
74.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
75.	Salient MF Trust
76.	SharesPost 100 Fund
77.	Six Circles Trust
78.	Sound Shore Fund, Inc.
79.	Source Dividend Opportunity ETF, Series of Listed Funds Trust
80.	Strategy Shares
81.	Syntax ETF Trust
82.	Tactical Income ETF, Series of Collaborative Investment Series Trust
83.	The Chartwell Funds
84.	The Community Development Fund
85.	The Relative Value Fund

86.	Third Avenue Trust
87.	Third Avenue Variable Series Trust
88.	Tidal ETF Trust
89.	TIFF Investment Program
90.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
91.	Timothy Plan International ETF, Series of The Timothy Plan
92.	Timothy Plan US Large Cap Core ETF, Series of The Timothy Plan
93.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
94.	Transamerica ETF Trust
95.	TrueMark AI & Deep Learning Fund, Series of Listed Funds Trust
96.	TrueMark ESG Active Opportunities Fund, Series of Listed Funds Trust
97.	U.S. Global Investors Funds
98.	Variant Alternative Income Fund
99.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
100.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
101.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
102.	VictoryShares Emerging Market Volatility Wtd ETF, Series of Victory Portfolios II
103.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
104.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
105.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
106.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
107.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
108.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
109.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
110.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
111.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
112.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
113.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
114.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
115.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
116.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
117.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
118.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
119.	Vivaldi Opportunities Fund
120.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
121.	WisdomTree Trust
122.	WST Investment Trust
123.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Adviser	Ridgeline Research LLC, 14961 Finegan Farm Drive, Darnestown, Maryland 20874 (records relating to its function as investment adviser to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF funds)

b)	Sub-Adviser	Vidant Investment Advisory, LLC, 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009 (records relating to its function as sub-adviser to the American Conservative Values ETF and the American Conservative Values Small-Cap ETF funds).

c)	Adviser	Real Asset Strategies, LLC, 5775 Wayzata Boulevard, Suite 700, St. Louis Park, Minnesota 55416 (records relating to its function as investment adviser to the Real Asset Strategies ETF).

d)	Sub-Adviser	Enduring Investments, LLC, 12 Ironwood Road, Morristown, New Jersey 07960 (records relating to its function as sub-adviser to the Real Asset Strategies ETF).

e)	Custodian	Citibank, N.A., 390 Greenwich Street, 6th Floor, New York, New York 10013

f)	Administrator	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235

g)	Distributor	Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101

h)	Fund Accountant, Transfer Agency	Citi Fund Services Ohio, Inc., located at 4400 Easton Commons, Suite 200, Columbus, Ohio, 43219,

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 3 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 19th day of November, 2020

ETF OPPORTUNITIES TRUST

By:	/s/ Karen Shupe
Karen Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*David J. Urban	Trustee	November 19, 2020

*Mary Lou H. Ivey	Trustee	November 19, 2020

*Theo H. Pitt, Jr.	Trustee	November 19, 2020

*Kevin M. Farragher	Trustee	November 19, 2020

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	November 19, 2020
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	November 19, 2020
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney